Cover	Sep. 17, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by Host Digital Inc. (the “Company”) with the Securities and Exchange Commission on September 21, 2026 (the “Original Form 8-K”) solely to correct the name of one of the underwriters identified in Schedule A to the Underwriting Agreement, dated September 17, 2026, by and between the Company and Cantor Fitzgerald & Co., as representative of the several underwriters named therein (the “Underwriting Agreement”), filed as Exhibit 1.1 to the Original Form 8-K.Schedule A to the Underwriting Agreement inadvertently identified Muriel Siebert & Co., LLC as “Siebert Williams Shank & Co, LLC.” The corrected Underwriting Agreement is filed as Exhibit 1.1 to this Amendment. Except as described above, this Amendment does not amend, update or otherwise modify any other information contained in the Original Form 8-K.
Document Period End Date	Sep. 17, 2026
Entity File Number	001-42274
Entity Registrant Name	HOST DIGITAL INC.
Entity Central Index Key	0001948864
Entity Tax Identification Number	88-4128927
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3800 North 28th Way
Entity Address, Address Line Two	Unit# 1
Entity Address, City or Town	Hollywood
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33020
City Area Code	(305)
Local Phone Number	600-5004
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock
Trading Symbol	HOST
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false